Vessels, Net, Net Book Value (Details) - USD ($) $ in Thousands	5 Months Ended	6 Months Ended		11 Months Ended
	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Accumulated Depreciation [Abstract]
Depreciation and amortization	$ 0	$ (3,482)
Vessels [Member]
Cost [Abstract]
Beginning balance		38,769	$ 0
Vessel contributed by Seanergy		0		$ 18,500
Additions		77,057		80,648
Transfer to "Vessel held for sale"		(21,445)		0
Disposals		0		(60,379)
Ending balance		94,381		38,769
Accumulated Depreciation [Abstract]
Beginning balance		(1,257)	$ 0
Depreciation and amortization		(2,946)		(1,903)
Transfer to "Vessel held for sale"		802		0
Disposals		0		646
Ending balance		(3,401)		(1,257)
Net book value		$ 90,980		$ 37,512